Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$59,008	$38,536	$39,809	$40,027	$40,251	$202,774	$420,405
Gas supply and service agreements (ii)	72,878	53,287	41,299	26,434	22,647	77,711	294,256
Service agreements	38,019	37,633	38,684	38,921	37,105	346,826	537,188
Capital projects	32,725	13,602	52	52	52	13	46,496
Operating leases	7,631	7,153	6,615	6,665	7,747	179,392	215,203
Total	$210,261	$150,211	$126,459	$112,099	$107,802	$806,716	$1,513,548

23.Commitments and contingencies (continued)

(b)	Commitments (continued)

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2017. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.